Share Capital Issued - Additional Information (Detail) € / shares in Units, $ in Millions																									1 Months Ended							12 Months Ended
	Dec. 08, 2021 EUR (€) shares	Oct. 11, 2021	Jun. 14, 2021 EUR (€) shares	May 25, 2021 EUR (€)	May 21, 2021 EUR (€) shares	Jan. 08, 2021 USD ($)	Dec. 11, 2020	Oct. 25, 2019	Oct. 26, 2018	May 18, 2018 EUR (€)	May 18, 2018 USD ($)	Jun. 29, 2017	Dec. 08, 2016	Nov. 05, 2015	May 05, 2014	Jul. 15, 2013 EUR (€) shares	Jun. 11, 2013 EUR (€)	May 31, 2013 EUR (€)	May 06, 2013	May 05, 2011 EUR (€)	Oct. 29, 2010 EUR (€) € / shares shares	Oct. 14, 2010 EUR (€) € / shares shares	Dec. 23, 2008 EUR (€) shares	Aug. 31, 2007 EUR (€) shares	Sep. 30, 2019 EUR (€)	Sep. 30, 2019 USD ($)	Aug. 31, 2017 EUR (€) € / shares shares	Jun. 30, 2015 EUR (€) shares	Mar. 31, 2015 EUR (€) shares	Jan. 31, 2015 EUR (€) shares	Jun. 30, 2014 EUR (€) shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2014 EUR (€) shares	May 31, 2019 EUR (€)	Jul. 05, 2013 EUR (€) € / shares shares	Jul. 24, 2007 EUR (€) shares
Disclosure of classes of share capital [line items]
Issued capital																																€ 78,585,000	€ 78,585,000	€ 78,585,000
Number of ordinary shares | shares																																22,593,956	22,593,956	22,593,956
Common stock , par value | € / shares																																€ 3.48
Date of incorporation																																Jul. 24, 2007
Share capital																																								€ 62,500
Shares issued | shares			188,800		188,800
Proceeds from capital increase																					€ 12,100,809
Warrants exercised | shares																																			225,966	6,749	139,415
Increase in capital																				€ 18,925,474											€ 25,000,000				€ 625,000
Convertible loans converted to shares, amount																		€ 28,645,000
Increase in capital and issue premium by contribution in cash																		7,000
Proceeds from issuing shares			€ 900,000		€ 900,000																											€ (124,000)	€ 36,568,000
Cost related to capital increase																€ 2,800,000
Description of authorization invested in board of directors																																On June 11, 2013, the Extraordinary General Shareholders’ Meeting of Celyad SA authorized the Board of Directors to increase the share capital of the Company, in one or several times, and under certain conditions set forth in extenso in the articles of association. This authorization is valid for a period of five years starting on July 26, 2013 and until July 26, 2018. The Board of Directors may increase the share capital of the Company within the framework of the authorized capital for an amount
Expected increase in capital																	€ 21,413,000
Shares issued related to exercise of warrants | shares																																			225,966	6,749	139,415
Warrants exercise periods		7 years					7 years	5 years	5 years			5 years	5 years	10 years	10 years				10 years																Over four different exercise periods	Over three different exercise periods	Over four different exercise periods
Decrease In Share Premium																																						€ 172,300,000
Common Stock, Capital Shares Reserved for Future Issuance | shares																																1,361,242
ShareBasedCompensationPlan [Member]
Disclosure of classes of share capital [line items]
Common Stock, Capital Shares Reserved for Future Issuance | shares																																323.7
Lincoln Park Capital Fund LLC [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares																																	1,962,812	1,962,812
Proceeds from issuing shares																																		€ 9,200,000
Equity purchase agreement consideration paid | $						$ 40.0
Equity purchase agreement term						24 months
Purchase of american depositary shares value | $						$ 40.0
Equity purchase agreement, Remaining access to the agreement																																€ 28,000,000
Oncyte LLC [member]
Disclosure of classes of share capital [line items]
Shares issued | shares																														93,087
Increase in capital																														€ 3,452,000
Initial public offering [member]
Disclosure of classes of share capital [line items]
Issued capital																																							€ 23,002,000
Common stock , par value | € / shares																																							€ 16.65
Shares issued | shares																												1,460,000											1,381,500
Increase in capital																												€ 87,965,000
Proceeds from issuing shares																€ 26,452,000
Over allotment option [member]
Disclosure of classes of share capital [line items]
Shares issued | shares																207,225
Proceeds from issuing shares																€ 3,450,000
Share capital [member]
Disclosure of classes of share capital [line items]
Increase in capital																																				€ 23,000	€ 488,000
Convertible loans converted to shares, amount																		5,026,000
Share premium [member]
Disclosure of classes of share capital [line items]
Increase in capital																																				€ 196,000	€ 500,000
Convertible loans converted to shares, amount																		6,988,000
Increase decrease in capital, Cumulative amount																																	€ 43,300,000
Cumulative gain loss absorption that has been approved and recorded																																	€ 234,600,000
Decrease In Share Premium Due to Absorption of Accounting Losses				€ 43,300,000
Private placement [member]
Disclosure of classes of share capital [line items]
Shares issued | shares																													713,380
Increase in capital																													€ 31,745,000
Other reserves [member]
Disclosure of classes of share capital [line items]
Convertible loans converted to shares, amount																		€ 16,631,000
Capital redemption reserve [member]
Disclosure of classes of share capital [line items]
Percentage of annual net profits allocated to a legal reserve based on certain conditions																																5.00%
Threshold percentage of legal reserve to share capital																																10.00%
Conversion of Loan D [member]
Disclosure of classes of share capital [line items]
Nominal amount																						€ 2,010,000
Round B Investors [member]
Disclosure of classes of share capital [line items]
Shares authorized | shares																							875,759
Round B Investors [member] | Convertible loan [member]
Disclosure of classes of share capital [line items]
Capital contribution																							€ 2,387,049
Round B Investors [member] | Cash 1 [member]
Disclosure of classes of share capital [line items]
Capital contribution																							4,849,624
Round B Investors [member] | Uncalled Cash [member]
Disclosure of classes of share capital [line items]
Capital contribution																							€ 1,949,624
Celdara Medical [member]
Disclosure of classes of share capital [line items]
Common stock , par value | € / shares																											€ 32.35
Shares issued | shares																											328,275
Proceeds from issuing shares										€ 43,000,000															€ 16,400,000
Description of share price calculation																											average market price
Issue Of Equity										€ 46,100,000	$ 54.4														€ 18,200,000	$ 20.0
Celdara Medical [member] | Share capital [member]
Disclosure of classes of share capital [line items]
Increase in capital																											€ 1,141,000
Celdara Medical [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Increase in capital																											€ 9,479,000
CFIP CLYD LLC [Member] | Private placement [member]
Disclosure of classes of share capital [line items]
Shares issued | shares	6,500,000
Proceeds from issuing shares	€ 28,900,000
Mayo Clinic [member]
Disclosure of classes of share capital [line items]
Contribution in kind of the upfront fee that was due upon execution of the Mayo Licence																								€ 9,500,000
Medisun International Limited [member]
Disclosure of classes of share capital [line items]
Shares subscribed | shares																															568,180
Class A shares [member]
Disclosure of classes of share capital [line items]
Shares issued | shares																																								409,375
Class A shares [member] | Round B Investors [member]
Disclosure of classes of share capital [line items]
Shares authorized | shares																							671,107
Class A shares [member] | Mayo Clinic [member]
Disclosure of classes of share capital [line items]
Shares issued | shares																								261,732
Class B shares [member] | Conversion of Loan D [member]
Disclosure of classes of share capital [line items]
Capital contribution																						€ 2,018,879.2
Share conversion price per share | € / shares																						€ 35.36
Class B shares [member] | Conversion of Loan C [member]
Disclosure of classes of share capital [line items]
Shares issued | shares																					92.068
Capital contribution																					€ 3,255,524.48
Share conversion price per share | € / shares																					€ 35.36
Class B shares [member] | Round B Investors [member]
Disclosure of classes of share capital [line items]
Shares issued | shares																							204,652
Shares authorized | shares																							204,652
Class B shares [member] | Existing investor [member]
Disclosure of classes of share capital [line items]
Common stock , par value | € / shares																					€ 35.36
Shares issued | shares																					73.793
Capital contribution																					€ 2,609,320.48
Class B shares [member] | New Investor [member]
Disclosure of classes of share capital [line items]
Common stock , par value | € / shares																					€ 44.2
Shares issued | shares																					9.048
Capital contribution																					€ 399,921.6
Class B shares [member] | Round C Investors [member]
Disclosure of classes of share capital [line items]
Shares issued | shares																					12.3
Class B shares [member] | Mayo Clinic [member]
Disclosure of classes of share capital [line items]
Common stock , par value | € / shares																						€ 44.2
Shares issued | shares																						69.455
Contribution in kind																						€ 3,069,911
Class B shares [member]
Disclosure of classes of share capital [line items]
Common stock , par value | € / shares																																€ 35.36
Shares issued | shares																																67,502
Class B shares [member] | Conversion of Loan D [member]
Disclosure of classes of share capital [line items]
Shares issued | shares																						57,095
Class B shares [member] | Existing investor [member]
Disclosure of classes of share capital [line items]
Common stock , par value | € / shares																					€ 2,244
Shares issued | shares																					21,000
Capital contribution																					€ 471.24
Warrant A [member] | Round C Investors [member]
Disclosure of classes of share capital [line items]
Warrants exercised | shares																					12.3
Proceeds from exercise of warrants																					€ 276.012
Warrants exercise price | € / shares																					€ 2,244